Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
OPERATING ACTIVITIES
Net loss	$ (365,000)	$ (3,977,000)	$ (17,862,000)	$ (26,469,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Share based compensation	26,000	236,000	566,000	891,000
Employee stock purchase plan expense				1,000
(Gain) loss on change in value of warrants	(3,802,000)	27,000	(970,000)
Loss on shares issued in settlement of warrants				77,000
Loss on disposal of property and equipment		12,000	1,439,000
Loss on write-down of property and equipment				1,060,000
Abandonment of intangible assets	104,000		94,000	1,725,000
Depreciation expense	18,000	192,000	387,000	897,000
Amortization of deferred offering costs				644,000
Amortization expense of intangible assets	70,000	67,000	273,000	337,000
Amortization of right-of-use asset	7,000	195,000	330,000	744,000
Net gain on write-off of right-of-use asset and lease liability			(116,000)
Change in operating assets and liabilities:
Prepaid expenses, other current assets and deferred expenses	257,000	463,000	1,030,000	1,113,000
Other assets			171,000	1,000
Accounts payable and accrued expenses	(447,000)	394,000	776,000	(2,307,000)
Deferred revenue		(165,000)	(165,000)	165,000
Operating lease liabilities	(6,000)	(230,000)	(1,392,000)	(819,000)
Net cash used in operating activities	(4,138,000)	(2,786,000)	(15,439,000)	(21,940,000)
INVESTING ACTIVITIES
Proceeds from disposal of property and equipment			449,000
Cost of intangible assets	(58,000)	(210,000)	(460,000)	(748,000)
Net cash used in investing activities	(58,000)	(210,000)	(11,000)	(748,000)
FINANCING ACTIVITIES
Net proceeds of issuance of common stock and warrants		8,550,000	28,115,000	15,496,000
Warrant exercises		2,586,000	3,771,000
Proceeds from employee stock purchase plan				7,000
Employee tax withholdings paid on equity awards				(1,000)
Tax shares sold to pay for employee tax withholdings on equity awards				1,000
Net cash provided by financing activities	4,312,000	11,136,000	31,886,000	15,503,000
Net increase in cash, cash equivalents and restricted cash	116,000	8,140,000	16,436,000	(7,185,000)
Cash, cash equivalents and restricted cash at beginning of year	41,614,000	25,178,000	25,178,000	32,363,000
Total cash, cash equivalents and restricted cash shown in condensed statements of cash flows	41,730,000	33,318,000	41,614,000	25,178,000
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the condensed balance sheets that sum to the total of the same such amounts shown in the condensed statements of cash flows:
Cash and cash equivalents	36,480,000	33,318,000	41,614,000	25,178,000
Restricted cash	5,250,000
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for taxes			50,000	50,000
Supplemental Schedule of Noncash Investing and Financing Activities
Shares issued in settlement of warrants				77,000
Commitment fee shares issued for equity line				644,000
Cashless exercise of warrants				2,000
Reassessment of the lease term			$ 43,000
Net proceeds of issuance of Series D preferred stock	$ 4,312,000